Investment in joint venture	12 Months Ended
Dec. 31, 2013
Investment in joint venture [Abstract]
Investment in joint venture

7. Investment in joint venture

As of December 31, 2012 and 2013, investment in joint venture consisted of the following:

Joint venture	Initial Cost	Ownership	December 31, 2012	December 31, 2013
	US$		US$	US$
Shaanxi Zhongmao	6,064,557	51%	-	5,945,471

On October 21, 2013, the Group acquired a 51% equity interest in Shaanxi Zhongmao. The Group and the other remaining shareholder exercises joint control over Shaanxi Zhongmao. The purpose of the joint venture is to undertake residential property development projects in Xi'an, Shaanxi Province. As at December 31, 2013, the joint venture has no active residential projects. Pursuant to the Shaanxi Zhongmao joint venture agreement, the Group will acquire the remaining 49% equity interest of Shaanxi Zhongmao if the joint venture is successful in securing land use rights.

For the year ended December 31, 2013, the investee recognized loss of US$229,781. The Group's share of the loss of the equity investee was US$117,188.

As of December 31, 2013, the Group's investment in the investee in the aggregate exceeded its proportionate share of the net assets of the equity method investee by US$4,241,734. This difference represents equity method goodwill and therefore, is not amortized.